Subsequent Events (Details Narrative)																																	1 Months Ended	3 Months Ended	6 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	Aug. 14, 2024 USD ($) Days	Aug. 01, 2024 USD ($) $ / shares shares	Jul. 30, 2024 USD ($) $ / shares	Jul. 17, 2024 USD ($)	Jul. 16, 2024 USD ($)	Jul. 05, 2024 USD ($)	Jun. 22, 2024 USD ($)	Jun. 21, 2024 USD ($)	Jun. 17, 2024 USD ($)	Jun. 15, 2024 USD ($)	Jun. 06, 2024 USD ($)	May 15, 2024 USD ($)	Apr. 30, 2024 USD ($)	Apr. 25, 2024 USD ($)	Apr. 16, 2024 USD ($)	Mar. 13, 2024 USD ($)	Feb. 17, 2024 USD ($)	Feb. 16, 2024 USD ($)	Feb. 15, 2024 USD ($) $ / shares shares	Feb. 09, 2024 USD ($) $ / shares shares	Feb. 02, 2024 USD ($) Days $ / shares	Jan. 16, 2024 USD ($)	Dec. 19, 2023 USD ($)	Nov. 09, 2023 USD ($)	Oct. 11, 2023 USD ($)	Oct. 10, 2023 USD ($)	Sep. 12, 2023 USD ($)	Sep. 08, 2023 USD ($)	Aug. 08, 2023 USD ($)	Aug. 02, 2023 USD ($) $ / shares shares	Feb. 17, 2023 USD ($)	Feb. 02, 2023 USD ($) $ / shares shares	Aug. 31, 2023 shares	Dec. 31, 2023 USD ($) $ / shares	Mar. 31, 2024 USD ($) $ / shares	Jun. 30, 2024 USD ($) $ / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2023 EUR (€)	Sep. 30, 2023 USD ($) $ / shares	Sep. 30, 2022 USD ($) $ / shares	Aug. 15, 2024 £ / shares	Apr. 22, 2024 USD ($)	Apr. 18, 2024 USD ($) shares	Jan. 26, 2024 USD ($)	Nov. 20, 2023 USD ($)	Jul. 28, 2023 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 EUR (€)	May 09, 2022 USD ($)
Subsequent Event [Line Items]
Proceeds from sale of restricted investments																	$ 49,619
Promissory Note [Member]
Subsequent Event [Line Items]
Debt instrument, face amount													$ 400,000
Debt instrument borrowing fee expensed													100,000
Igor Lyachagov [Member]
Subsequent Event [Line Items]
Debt instrument, face amount																																																$ 2,000,000	€ 2,000,000
Debt instrument conversion as a percentage of share price																																					0.50%
Igor Lyachagov [Member] | Interest Expense [Member]
Subsequent Event [Line Items]
Debt instrument borrowing fee expensed																																						$ 660,000	€ 660,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Temporary Equity, Redemption Price Per Share | $ / shares																				$ 10.98
Subsequent Event [Member] | Promissory Note [Member]
Subsequent Event [Line Items]
Debt instrument, face amount													400,000
Debt instrument borrowing fee expensed													$ 100,000
Subsequent Event [Member] | Sponsor [Member]
Subsequent Event [Line Items]
Debt instrument, face amount																		$ 60,381
Subsequent Event [Member] | Yorkville [Member]
Subsequent Event [Line Items]
Debt instrument, face amount																					$ 2,500,000
Debt Instrument Conversion Price Per Share Floor Price | $ / shares																					$ 2
Debt Instrument, Convertible, Threshold Consecutive Trading Days | Days																					10
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger																					90.00%
Short Term Debt Default Interest Rate Percentage																					18.00%
Short term debt bearing fixed interest rate percentage																					10.00%
Debt Instrument Discount As A Percentage Of Face Value																					20.00%
Proceeds from Issuance of Unsecured Debt																					$ 2,000,000
Loan conversion price | $ / shares																					$ 10
Subsequent Event [Member] | Igor Lyachagov [Member]
Subsequent Event [Line Items]
Debt instrument outstanding including borrowing fees																																													$ 8,000,000
Short term debt bearing fixed interest rate percentage																																													7.50%
Debt instrument conversion price percentage																																													70.00%
Armada Acquisition Corp I [Member]
Subsequent Event [Line Items]
Debt instrument, face amount																												$ 79,099	$ 20,840																		$ 125,245
Payment to acquire restricted investments																						$ 70,900
Amount deposited into trust account																	248,095													$ 354,502
Proceeds from sale of restricted investments																	49,619													$ 70,900		$ 117,079,879		$ 117,079,879	$ 117,079,879	$ 117,079,879				$ 130,246,958	$ 182,069
Debt instrument, interest rate, stated percentage																			0.00%
Temporary equity, accretion to redemption value																			$ 10,384,496	$ 10,384,496														$ 467,884						$ 3,943,038	$ 14,961,589
Temporary equity shares redeemed during the period shares | shares																			945,662	945,662										1,145,503		11,491,148	1,145,503
Temporary Equity, Redemption Price Per Share | $ / shares																			$ 10.98											$ 10.56		$ 10.19		$ 10.91	$ 11.11	$ 11.31	$ 10.91	$ 10.91		$ 10.71	$ 10.04
Armada Acquisition Corp I [Member] | Extension Note [Member]
Subsequent Event [Line Items]
Debt instrument, face amount																							$ 70,900
Proceeds from sale of restricted investments																											$ 70,900		$ 70,900
Armada Acquisition Corp I [Member] | Tranche Two [Member]
Subsequent Event [Line Items]
Payment to acquire restricted investments										$ 49,619		$ 49,619			$ 49,619	$ 49,619		49,619				70,900
Armada Acquisition Corp I [Member] | Tranche Two [Member] | Extension Note [Member]
Subsequent Event [Line Items]
Payment to acquire restricted investments																49,619											70,900	$ 70,900
Proceeds from sale of restricted investments																											$ 70,900
Armada Acquisition Corp I [Member] | Tranche Four [Member] | Extension Note [Member]
Subsequent Event [Line Items]
Payment to acquire restricted investments									$ 49,619																$ 70,900	$ 70,900
Proceeds from sale of restricted investments																										70,900
Armada Acquisition Corp I [Member] | Tranche Five [Member] | Extension Note [Member]
Subsequent Event [Line Items]
Payment to acquire restricted investments																								$ 70,900
Proceeds from sale of restricted investments																								70,900
Armada Acquisition Corp I [Member] | Subscription Agreement [Member] | Tranche Two [Member]
Subsequent Event [Line Items]
Payment to acquire restricted investments															49,619							70,900	70,900
Armada Acquisition Corp I [Member] | Sponsor [Member]
Subsequent Event [Line Items]
Debt instrument, face amount															53,388				$ 297,714				$ 39,100							$ 425,402													$ 40,939				$ 125,245			$ 483,034
Notes Issued							$ 32,000	$ 1,364			$ 5,150	$ 12,381		$ 19,054
Proceeds from sale of restricted investments																	49,619														$ 49,619
Armada Acquisition Corp I [Member] | Sponsor [Member] | Extension Note [Member]
Subsequent Event [Line Items]
Loan conversion price | $ / shares																														$ 10
Armada Acquisition Corp I [Member] | Sponsor [Member] | Working Capital Loan [Member]
Subsequent Event [Line Items]
Debt instrument, face amount																$ 60,381		60,381				39,100
Armada Acquisition Corp I [Member] | Sponsor [Member] | Subscription Agreement [Member]
Subsequent Event [Line Items]
Debt instrument, face amount																																												$ 33,000
Shared allocated by sponsor | shares																																												33,008
Armada Acquisition Corp I [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Debt instrument, face amount	$ 7,500,000		$ 5,141,250																																											$ 12,510
Debt instrument non convertible portion of debt			1,135,000
Debt instrument conversion price as a percentage of volume weighted average price percentage	95.00%
Debt instrument convertible threshold trading days | Days	5
Debt instrument final date of maturity	Dec. 31, 2025
Debt instrument beginning date of maturity	Jan. 31, 2025
Debt instrument periodic payment of principal	$ 625,000
Requirement of the acquiree to have minimum net worth removed by way of resolution in a meeting		$ 5,000,001
Per share amount withdrawn from trust for redemptions | $ / shares		$ 11.38
Proceeds from trust to pay for redemptions		$ 14,803,608
Temporary equity shares subject to redemption | shares		1,300,391
Cash and cash equivalents threshold amount below which debt may be converted into equity			$ 20,000,000
Long term debt bearing fixed interest rate percentage	4.95%		10.00%
Proceeds from other debts																					$ 2,000,000
Other commitement																					$ 2,500,000
Amount deposited into trust account																	248,095
Proceeds from sale of restricted investments																	49,619
Debt instrument, interest rate, stated percentage																				0.00%
Temporary equity, accretion to redemption value																			$ 10,384,496	$ 10,384,496
Temporary equity shares redeemed during the period shares | shares																			945,662	945,662
Temporary Equity, Redemption Price Per Share | $ / shares																			$ 10.98	$ 10.98
Armada Acquisition Corp I [Member] | Subsequent Event [Member] | Promissory Note [Member]
Subsequent Event [Line Items]
Debt instrument, face amount																										$ 59,099
Armada Acquisition Corp I [Member] | Subsequent Event [Member] | Tranche Two [Member]
Subsequent Event [Line Items]
Proceeds from sale of restricted investments																						70,900
Armada Acquisition Corp I [Member] | Subsequent Event [Member] | Tranche Four [Member] | Extension Note [Member]
Subsequent Event [Line Items]
Payment to acquire restricted investments																									$ 70,900
Armada Acquisition Corp I [Member] | Subsequent Event [Member] | Tranche Five [Member] | Extension Note [Member]
Subsequent Event [Line Items]
Payment to acquire restricted investments					$ 49,619																			$ 70,900
Armada Acquisition Corp I [Member] | Subsequent Event [Member] | Subscription Agreement [Member] | Tranche Two [Member]
Subsequent Event [Line Items]
Payment to acquire restricted investments				$ 49,619											49,619			$ 49,619				70,900
Armada Acquisition Corp I [Member] | Subsequent Event [Member] | Rezolve AI [Member]
Subsequent Event [Line Items]
Debt instrument, face amount	$ 3,144,883.06
Long term debt date after which the amount may be converted into shares	Jan. 15, 2025
Debt instrument final date of maturity	Aug. 14, 2027
Debt instrument beginning date of maturity	Jan. 31, 2025
Long term debt bearing fixed interest rate percentage	4.95%
Armada Acquisition Corp I [Member] | Subsequent Event [Member] | Rezolve AI [Member] | Rezolve Ordinary Share [Member]
Subsequent Event [Line Items]
Business acquisition, share price | £ / shares																																										£ 0.0001
Armada Acquisition Corp I [Member] | Subsequent Event [Member] | Repayment Timing Tranche One [Member]
Subsequent Event [Line Items]
Threshold amount raised above which immediate repayment shall be made			$ 25,000,000
Percentage of outstanding amount to be repaid			50.00%
Armada Acquisition Corp I [Member] | Subsequent Event [Member] | Repayment Timing Tranche Two [Member]
Subsequent Event [Line Items]
Threshold amount raised above which immediate repayment shall be made			$ 50,000,000
Armada Acquisition Corp I [Member] | Subsequent Event [Member] | Debt Instrument Conversion Into Equity Tranche One [Member]
Subsequent Event [Line Items]
Loan conversion price | $ / shares			$ 10
Armada Acquisition Corp I [Member] | Subsequent Event [Member] | Debt Instrument Conversion Into Equity Tranche Two [Member]
Subsequent Event [Line Items]
Loan conversion price | $ / shares			$ 10
Armada Acquisition Corp I [Member] | Subsequent Event [Member] | Sponsor [Member]
Subsequent Event [Line Items]
Debt instrument, face amount															$ 53,388					$ 297,714																							$ 40,939
Notes Issued				$ 381		$ 5,150								$ 19,054
Amount deposited into trust account																	248,095
Proceeds from sale of restricted investments																	$ 49,619
Armada Acquisition Corp I [Member] | Subsequent Event [Member] | Sponsor [Member] | Working Capital Loan [Member]
Subsequent Event [Line Items]
Debt instrument, face amount																						$ 39,100
Armada Acquisition Corp I [Member] | Subsequent Event [Member] | Sponsor [Member] | Subscription Agreement [Member]
Subsequent Event [Line Items]
Debt instrument, face amount																																												$ 33,008
Shared allocated by sponsor | shares																																												33,000